Basis of Presentation	9 Months Ended
Sep. 30, 2011
Basis of Presentation [Abstract]
Basis of Presentation

NOTE 1. Basis of Presentation

Description of Business: Visteon Corporation (the “Company” or “Visteon”) is a supplier of climate, interiors, electronics and lighting systems, modules and components to global automotive original equipment manufacturers (“OEMs”). Headquartered in Van Buren Township, Michigan, Visteon has a workforce of approximately 27,000 employees and a network of manufacturing operations, technical centers and joint ventures in every major geographic region of the world.

Interim Financial Statements: The unaudited consolidated financial statements of the Company have been prepared in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) have been condensed or omitted pursuant to such rules and regulations. These interim consolidated financial statements include all adjustments (consisting of normal recurring adjustments, except as otherwise disclosed) that management believes are necessary for a fair presentation of the results of operations, financial position and cash flows of the Company for the interim periods presented. Interim results are not necessarily indicative of full-year results.

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect amounts reported herein. Management believes that such estimates, judgments and assumptions are reasonable and appropriate. However, due to the inherent uncertainty involved, actual results may differ from those provided in the Company's consolidated financial statements.

Reclassifications: Certain prior period amounts have been reclassified to conform to current period presentation.

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and all subsidiaries that are more than 50% owned and over which the Company exercises control. Investments in affiliates of greater than 20% and for which the Company does not exercise control are accounted for using the equity method.

Revenue Recognition: The Company records revenue when persuasive evidence of an arrangement exists, delivery occurs or services are rendered, the sales price or fee is fixed or determinable and collectibility is reasonably assured. The Company ships product and records revenue pursuant to commercial agreements with its customers generally in the form of an approved purchase order, including the effects of contractual customer price productivity. The Company does negotiate discrete price changes with its customers, which are generally the result of unique commercial issues between the Company and its customers. The Company records amounts associated with discrete price changes as a reduction to revenue when specific facts and circumstances indicate that a price reduction is probable and the amounts are reasonably estimable. The Company records amounts associated with discrete price changes as an increase to revenue upon execution of a legally enforceable contractual agreement and when collectibility is reasonably assured.

Reorganization under Chapter 11 of the U.S. Bankruptcy Code: On May 28, 2009, Visteon and certain of its U.S. subsidiaries (the “Debtors”) filed voluntary petitions for reorganization relief under chapter 11 of the United States Bankruptcy Code (“Bankruptcy Code”) in the United States Bankruptcy Court for the District of Delaware (the “Court”). On October 1, 2010 (the “Effective Date”), the Company emerged from bankruptcy. The Company adopted fresh-start accounting upon emergence from the chapter 11 proceedings and became a new entity for financial reporting purposes as of the Effective Date. Therefore, the consolidated financial statements for the reporting entity subsequent to the Effective Date (the “Successor”) are not comparable to the consolidated financial statements for the reporting entity prior to the Effective Date (the “Predecessor”).

Revenues, expenses, realized gains and losses and provisions for losses directly associated with the reorganization of the business prior to the Effective Date have been reported separately as Reorganization expense, net in the Company’s statement of operations and include the following:

	Predecessor
	Three Months Ended	Nine Months Ended
	September 30, 2010	September 30, 2010
	(Dollars in Millions)
Professional fees	$53	$111
Other direct costs, net	1	12

	$54	$123

Cash payments for reorganization expenses	$41	$88

Other Expense, Net: Other expense, net consists of the following:

	Three Months Ended		Nine Months Ended
	September 30		September 30
	Successor	Predecessor	Successor	Predecessor
	2011	2010	2011	2010
		(Dollars in Millions)
Restructuring	$1	$3	$18	$20
Loss on sale of assets	—	—	—	21
Asset impairment	—	—	—	4

	$1	$3	$18	$45

The Company has undertaken various restructuring activities to achieve its strategic and financial objectives. Restructuring activities include, but are not limited to, plant closures, production relocation, administrative cost structure realignment and consolidation of available capacity and resources. The Company expects to finance restructuring programs through cash on hand, cash generated from its ongoing operations, reimbursements pursuant to customer accommodation and support agreements or through cash available under its existing debt agreements, subject to the terms of applicable covenants. Restructuring costs are recorded as elements of a plan are finalized and the timing of activities and the amount of related costs are not likely to change. However, such costs are estimated based on information available at the time such charges are recorded. In general, management anticipates that restructuring activities will be completed within a timeframe such that significant changes to the plan are not likely. However, actual amounts paid for such activities may differ from amounts initially estimated. The Company recorded $18 million of net restructuring costs for the nine-months ended September 30, 2011 related to the following.

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During the second quarter of 2011, the Company informed employees at its Electronics operation in El Puerto de Santa Maria, Cadiz, Spain of its intention to permanently cease production and close the facility. Following this announcement, Visteon commenced discussions with the local unions, works committee and appropriate public authorities regarding specific closure arrangements. The anticipated closure is expected to result in the separation of approximately 400 employees and is expected to be completed by June 30, 2012. The Company recorded approximately $22 million primarily for severance and termination benefits during the nine months ended September 30, 2011, representing the minimum amount of employee separation costs pursuant to statutory regulations, all of which are expected to be cash separation payments. Further, the Company anticipates incurring additional costs in connection with the closure that are likely to be material, however, an estimate of the amount or range of amounts of these costs cannot be determined at this time because they are subject to the outcome of substantive negotiations with the aforementioned parties and other factors. The Company also reversed approximately $2 million of previously recorded restructuring accruals during the second quarter of 2011 due to lower than estimated severance and termination benefit costs associated with the consolidation of the Company’s Electronics operations in South America.

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During the first quarter of 2011, the Company recorded approximately $4 million for employee severance and termination benefits associated with previously announced actions at two European Interiors facilities and reversed $6 million of previously established accruals for employee severance and termination benefits at a European Interiors facility pursuant to a contractual agreement to cancel the related social plan.

During the nine months ended September 30, 2010, the Company recorded $20 million of restructuring expenses, including $6 million of employee severance and termination benefits to streamline corporate administrative and support functions; $6 million of equipment move and relocation costs; $5 million of employee severance and termination benefits related to the closure of a European Interiors facility; $3 million of employee severance and termination benefits related to customer accommodation and support agreements.

Given the economically-sensitive and highly competitive nature of the automotive industry, the Company continues to closely monitor current market factors and industry trends taking action as necessary, including but not limited to, additional restructuring actions. However, there can be no assurance that any such actions will be sufficient to fully offset the impact of adverse factors on the Company or its results of operations, financial position and cash flows.

In June 2010, the Company reached an agreement to sell its entire 46.6% interest in the shares of Toledo Molding & Die, Inc., a supplier of interior components, for proceeds of approximately $10 million. Accordingly, the Company recorded an impairment charge of approximately $4 million, representing the difference between the carrying value of the Company’s investment in Toledo Molding & Die, Inc. and the share sale proceeds. On March 8, 2010, the Company completed the sale of substantially all of the assets of Atlantic Automotive Components, L.L.C., (“Atlantic”), to JVIS Manufacturing LLC, an affiliate of Mayco International LLC. The Company recorded losses of approximately $21 million in connection with the sale of Atlantic assets.

Restricted Cash: Restricted cash represents amounts designated for uses other than current operations and includes $15 million related to outstanding letters of credit and $7 million for affiliate debt, lease and tax payment guarantees at September 30, 2011. Restricted cash decreased by $52 million during 2011 primarily due to the disbursement of previously escrowed funds to settle reorganization related professional fees.

Recent Accounting Pronouncements: In September 2011, the Financial Accounting Standards Board (“FASB”) issued guidance amending the options for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. This guidance provides an option to perform a qualitative assessment to determine whether the events or circumstances exist which could lead to the determination that it is more likely than not that the carrying amount of a reporting unit exceeds its fair value, prior to performing a quantitative assessment as provided for in previous guidance. This guidance is not expected to have a material impact on the Company’s consolidated financial statements.

In June 2011, the FASB issued guidance amending comprehensive income disclosures retrospectively, for fiscal years, and interim reporting periods within those years, beginning after December 15, 2011. This guidance requires disclosure of all changes in the comprehensive income component of stockholders’ equity to be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In May 2011, the FASB issued guidance amending fair value measurement disclosures for fiscal years, and interim reporting periods within those years, beginning after December 15, 2011. This guidance will increase disclosures and result in common disclosure requirements between GAAP and International Financial Reporting Standards. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.